INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of deferred tax assets and deferred tax liabilities
Deferred tax assets:	December 31, 2013	December 31, 2012
Net operating loss carry forwards	$1,720,000	$1,170,000
Less valuation allowance	(1,720,000)	(1,170,000)
Net deferred tax asset	$—	$—